Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Payables Accruals And Provisions [Abstract]
Trade payables	$ 138	$ 307
Accruals	723	1,477
Provisions	100	166
Other current liabilities	76	136
Total payables, accruals and provisions	$ 1,037	$ 2,086